BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 17,088,501	$ 0
Common stock	519,782	$ 408,876
Optilan Holdco 3 Limited [Member]
Business Acquisition [Line Items]
Cash	730,177
Accounts receivable	4,619,381
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	2,040,887
Property & equipment	1,393,274
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue	1,319,804
Goodwill	10,350,861
Total assets	25,179,320
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	11,447,172
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	5,654,203
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	628,529
Purchase price	0
Wildlife Specialists [Member]
Business Acquisition [Line Items]
Cash	27,812
Accounts receivable	332,352
Property & equipment	21,545
Total assets	3,191,934
Purchase price	1,478,000
Cash	500,000
Common stock	978,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	21,547
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities	728,601
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	985,333
Total purchase consideration	1,478,000
Remote Intelligence [Member]
Business Acquisition [Line Items]
Cash	358
Accounts receivable	40,060
Property & equipment	188,346
Goodwill	2,809,903
Total assets	3,038,667
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	985,333
Total purchase consideration	1,478,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	575,334
T J M Electronics West [Member]
Business Acquisition [Line Items]
Accounts receivable	3,400
Property & equipment	91,051
Total assets	450,000
Total purchase consideration	450,000
Goodwill	355,549
Terra Data Unmanned [Member]
Business Acquisition [Line Items]
Cash	8,691
Total assets	1,000,740
Cash	400,000
Common stock	200,000
Total purchase consideration	600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	740
Goodwill	$ 992,049